INVESTMENTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		S/ 3,512,445	S/ 4,024,737
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		1,318,311	1,174,613
Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	[1]	445,039	0
Restricted mutual funds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	[2]	407,350	0
Investment funds [member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		323,455	0
Participation in mutual funds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		310,265	52,380
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		223,777	260,342
Corporate and leasing bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		160,006	205,819
Listed shares [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		101,068	122,398
Subordinated bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		94,413	27,789
Hedge fund [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		44,335	0
Negotiable certificates of deposit [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		29,496	74,086
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		0	2,102,331
Others [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		50,061	1,053
Accrued interest
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		4,869	3,926
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		S/ 3,507,576	S/ 4,020,811

[1]	At December 31, 2018, these funds total approximately S/174.3 million in bolivianos and S/270.7 million in U.S. dollars and comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.
[2]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.